Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the compensation for our Principal Executive Officer (the “PEO”) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2023, 2022 and 2021. The table also provides information on our cumulative total stockholder return (“TSR”), the cumulative TSR of our peer group, our Net Income and AEBITDA over such years in accordance with the SEC rules. For further information regarding our performance-based approach to executive compensation and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis.”
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total For PEO(1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total For Non- PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Company Total Share Return(3)	Peer Group Total Share Return(3)	Net Income (Loss) (in millions)(4)	AEBITDA (in millions)(4)
2023(6)	$2,611,990	$732,849	$1,063,822	$850,647	$71.41	$108.32	$ (27.1)	$76.5
2022(7)	$1,267,759	$ (34,982,929)	$890,715	$(571,517)	$59.06	$113.22	$ (41.4)	$66.8
2021(8)	$23,354,484	$41,672,932	$4,817,302	$3,225,298	$384.65	$140.99	$(2.8)	$117.8
2020(9)	$1,486,793	$2,327,388	$1,333,030	$3,542,759	$137.56	$129.53	$ (23.4)	$93.7
(1)
Amounts in these columns represent the amounts in the “Total” column for the PEO and the average amounts from the “Total” column for the other NEOs set forth in the Summary Compensation Table on page 31. See the footnotes to the Summary Compensation Table for further detail regarding the amounts in these columns.

(2)
The amounts reported in these columns represent the amounts of compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such individuals during the applicable year. The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

	2023		2022		2021		2020
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	$2,611,990	$1,063,822	$1,267,759	$890,715	$23,354,484	$4,817,302	$1,486,793	$1,333,030
Less: Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(2,611,990)	$(632,973)	$(1,267,759)	$ (613,388)	$ (23,354,484)	$ (4,336,473)	$ (1,486,793)	$(947,141)
Plus: Fair Value for Awards Granted in the Covered Year that Remain Unvested as of the Covered Year, Determined as of the Covered Year End	$2,488,364	$632,048	$318,596	$74,500	$39,220,254	$2,421,608	$2,109,301	$3,030,990
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Remained Unvested as of the Covered Year, Determined Based on Change in Fair Value from Prior Year End to Covered Year End	$49,750	$6,636	$ (33,849,530)	$ (748,278)	$1,976,656	$181,195	$—	$—
Plus: Fair Value for Awards Granted and Vested in the Covered Year, Determined as of the Vesting Date	$—	$—	$—	$—	$145,351	$87,692	$220,271	$133,306
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Vested in the Covered Year, Determined Based on Change in Fair Value from Prior Year End to the Vesting Date	$41,135	$15,763	$(1,451,995)	$ (175,066)	$330,671	$53,974	$(2,184)	$(7,426)
Less: Fair Value of Awards Forfeited During the Covered Year	$(1,846,400)	$(234,649)	$—	$—	$—	$—	$—	$—
Plus: Fair Value of Incremental Dividends on Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$732,849	$850,647	(34,982,929)	(571,517)	$41,672,932	$3,225,298	$2,327,388	$3,542,759
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Dow Jones U.S. Containers and Packaging Index (“DJUSCP”), which is the same peer group used for purposes of the Performance Graph set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

(4)	Reflects “Net Income” for each applicable year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the applicable years.
(5)
For each applicable year, AEBITDA is a non-GAAP financial measure that we present on a constant currency basis and calculate as net income (loss), adjusted to exclude: benefit from income taxes; interest expense; depreciation and amortization; stock-based compensation expense; and, in certain periods, certain other income and expense items.. This metric is used by the Compensation Committee as the sole performance metric for determining the annual cash bonus payout as well as our annual equity incentive program and is the most reflective of our profitability, growth and stockholder value. For non-GAAP reconciliation information, see “Presentation and Reconciliation of GAAP to Non-GAAP Measures” included in our Annual Report on Form 10-K for each of the applicable years.

(6)	For 2023, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Eric Laurensse, and Mark Siebert.
(7)	For 2022, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Michael A. Jones, and Eric Laurensse.
(8)	For 2021, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Michael A. Jones, and Eric Laurensse.
(9)	For 2020, the PEO was our CEO, Omar Asali, and the other NEOs were Michael A. Jones, Eric Laurensse and Trent Meyerhoefer.

Company Selected Measure Name	AEBITDA
Named Executive Officers, Footnote
(6)	For 2023, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Eric Laurensse, and Mark Siebert.
(7)	For 2022, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Michael A. Jones, and Eric Laurensse.
(8)	For 2021, the PEO was our CEO, Omar Asali, and the other NEOs were Bill Drew, Antonio Grassotti, Michael A. Jones, and Eric Laurensse.
(9)	For 2020, the PEO was our CEO, Omar Asali, and the other NEOs were Michael A. Jones, Eric Laurensse and Trent Meyerhoefer.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Dow Jones U.S. Containers and Packaging Index (“DJUSCP”), which is the same peer group used for purposes of the Performance Graph set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 2,611,990	$ 1,267,759	$ 23,354,484	$ 1,486,793
PEO Actually Paid Compensation Amount	$ 732,849	(34,982,929)	41,672,932	2,327,388
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in these columns represent the amounts of compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such individuals during the applicable year. The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

	2023		2022		2021		2020
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	$2,611,990	$1,063,822	$1,267,759	$890,715	$23,354,484	$4,817,302	$1,486,793	$1,333,030
Less: Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(2,611,990)	$(632,973)	$(1,267,759)	$ (613,388)	$ (23,354,484)	$ (4,336,473)	$ (1,486,793)	$(947,141)
Plus: Fair Value for Awards Granted in the Covered Year that Remain Unvested as of the Covered Year, Determined as of the Covered Year End	$2,488,364	$632,048	$318,596	$74,500	$39,220,254	$2,421,608	$2,109,301	$3,030,990
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Remained Unvested as of the Covered Year, Determined Based on Change in Fair Value from Prior Year End to Covered Year End	$49,750	$6,636	$ (33,849,530)	$ (748,278)	$1,976,656	$181,195	$—	$—
Plus: Fair Value for Awards Granted and Vested in the Covered Year, Determined as of the Vesting Date	$—	$—	$—	$—	$145,351	$87,692	$220,271	$133,306
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Vested in the Covered Year, Determined Based on Change in Fair Value from Prior Year End to the Vesting Date	$41,135	$15,763	$(1,451,995)	$ (175,066)	$330,671	$53,974	$(2,184)	$(7,426)
Less: Fair Value of Awards Forfeited During the Covered Year	$(1,846,400)	$(234,649)	$—	$—	$—	$—	$—	$—
Plus: Fair Value of Incremental Dividends on Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$732,849	$850,647	(34,982,929)	(571,517)	$41,672,932	$3,225,298	$2,327,388	$3,542,759

Non-PEO NEO Average Total Compensation Amount	$ 1,063,822	890,715	4,817,302	1,333,030
Non-PEO NEO Average Compensation Actually Paid Amount	$ 850,647	(571,517)	3,225,298	3,542,759
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts reported in these columns represent the amounts of compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to such individuals during the applicable year. The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

	2023		2022		2021		2020
	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	$2,611,990	$1,063,822	$1,267,759	$890,715	$23,354,484	$4,817,302	$1,486,793	$1,333,030
Less: Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(2,611,990)	$(632,973)	$(1,267,759)	$ (613,388)	$ (23,354,484)	$ (4,336,473)	$ (1,486,793)	$(947,141)
Plus: Fair Value for Awards Granted in the Covered Year that Remain Unvested as of the Covered Year, Determined as of the Covered Year End	$2,488,364	$632,048	$318,596	$74,500	$39,220,254	$2,421,608	$2,109,301	$3,030,990
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Remained Unvested as of the Covered Year, Determined Based on Change in Fair Value from Prior Year End to Covered Year End	$49,750	$6,636	$ (33,849,530)	$ (748,278)	$1,976,656	$181,195	$—	$—
Plus: Fair Value for Awards Granted and Vested in the Covered Year, Determined as of the Vesting Date	$—	$—	$—	$—	$145,351	$87,692	$220,271	$133,306
Plus: Change in Fair Value of Outstanding Awards from Prior Years that Vested in the Covered Year, Determined Based on Change in Fair Value from Prior Year End to the Vesting Date	$41,135	$15,763	$(1,451,995)	$ (175,066)	$330,671	$53,974	$(2,184)	$(7,426)
Less: Fair Value of Awards Forfeited During the Covered Year	$(1,846,400)	$(234,649)	$—	$—	$—	$—	$—	$—
Plus: Fair Value of Incremental Dividends on Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$732,849	$850,647	(34,982,929)	(571,517)	$41,672,932	$3,225,298	$2,327,388	$3,542,759

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between “Compensation Actually Paid” and Performance Measures
Compensation Actually Paid vs. Net Income	Relationship Between “Compensation Actually Paid” and Performance Measures
Compensation Actually Paid vs. Company Selected Measure	Relationship Between “Compensation Actually Paid” and Performance Measures
Total Shareholder Return Vs Peer Group	Relationship Between “Compensation Actually Paid” and Performance Measures
Tabular List, Table
Financial Performance Measures
As described in more detail above under “Compensation Discussion and Analysis,” the Company uses AEBITDA as the sole performance metric for its executive compensation program and AEBITDA is the most reflective of our profitability, growth and stockholder value.
Performance Measure	Description
AEBITDA ($)
AEBITDA is a non-GAAP financial measure that we present on a constant currency basis and calculate as net income (loss), adjusted to exclude: benefit from income taxes; interest expense; depreciation and amortization; stock-based compensation expense; and, in certain periods, certain other income and expense items.

Since the Company does not use any other financial performance measures, other than AEBITDA, to link executive compensation actually paid to Company performance, and as permitted by the SEC, is not required to disclose any other measure as its most important financial performance measures.

Total Shareholder Return Amount	$ 71.41	59.06	384.65	137.56
Peer Group Total Shareholder Return Amount	108.32	113.22	140.99	129.53
Net Income (Loss)	$ (27,100,000)	$ (41,400,000)	$ (2,800,000)	$ (23,400,000)
Company Selected Measure Amount	76,500,000	66,800,000	117,800,000	93,700,000
PEO Name	Omar Asali	Omar Asali	Omar Asali	Omar Asali
Measure:: 1
Pay vs Performance Disclosure
Name	AEBITDA
Non-GAAP Measure Description
Performance Measure	Description
AEBITDA ($)
AEBITDA is a non-GAAP financial measure that we present on a constant currency basis and calculate as net income (loss), adjusted to exclude: benefit from income taxes; interest expense; depreciation and amortization; stock-based compensation expense; and, in certain periods, certain other income and expense items.

PEO | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,611,990)	$ (1,267,759)	$ (23,354,484)	$ (1,486,793)
PEO | Fair Value for Awards Granted in the Covered Year that Remain Unvested as of the Covered Year, Determined as of the Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,488,364	318,596	39,220,254	2,109,301
PEO | Change in Fair Value of Outstanding Awards from Prior Years that Remained Unvested as of the Covered Year, Determined Based on Change in Fair Value from Prior Year End to Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,750	(33,849,530)	1,976,656	0
PEO | Fair Value for Awards Granted and Vested in the Covered Year, Determined as of the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	145,351	220,271
PEO | Change in Fair Value of Outstanding Awards from Prior Years that Vested in the Covered Year, Determined Based on Change in Fair Value from Prior Year End to the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,135	(1,451,995)	330,671	(2,184)
PEO | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,846,400)	0	0	0
PEO | Fair Value of Incremental Dividends on Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(632,973)	(613,388)	(4,336,473)	(947,141)
Non-PEO NEO | Fair Value for Awards Granted in the Covered Year that Remain Unvested as of the Covered Year, Determined as of the Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	632,048	74,500	2,421,608	3,030,990
Non-PEO NEO | Change in Fair Value of Outstanding Awards from Prior Years that Remained Unvested as of the Covered Year, Determined Based on Change in Fair Value from Prior Year End to Covered Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,636	(748,278)	181,195	0
Non-PEO NEO | Fair Value for Awards Granted and Vested in the Covered Year, Determined as of the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	87,692	133,306
Non-PEO NEO | Change in Fair Value of Outstanding Awards from Prior Years that Vested in the Covered Year, Determined Based on Change in Fair Value from Prior Year End to the Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,763	(175,066)	53,974	(7,426)
Non-PEO NEO | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(234,649)	0	0	0
Non-PEO NEO | Fair Value of Incremental Dividends on Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0